Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($)	Jun. 30, 2021	Jun. 24, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash and cash equivalents		$ 814,000
Common stock, 987,741 shares of BSFC common stock		2,271,804
Promissory notes to Sellers		162,400
Fair value of total consideration		4,041,604
Tangible assets acquired		2,157,506
Trademarks		406,150
Customer relationships		1,454,017
Non-compete agreements		97,476
Goodwill	$ 924,672	479,277	$ 445,395	$ 445,395
Fair market value of net assets acquired		4,041,604
Contingent consideration - Common stock, 344,957 shares of BSFC common stock in escrow		793,400
Liabilities assumed		$ (552,822)
Coastal Pride Seafood LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			394,622
Common stock, 987,741 shares of BSFC common stock			2,590,000
Promissory notes to Sellers			500,000
4% Unsecured, Convertible promissory note payable to seller			210,000
Fair value of total consideration			3,694,622
Cash and cash equivalents			133,956
Accounts receivables			1,141,658
Inventory			1,562,973
Inventory Step Up			105,000
Prepaid and other assets			134,254
Right of Use Assets			100,640
Tangible assets acquired			9,713
Trademarks			850,000
Customer relationships			1,250,000
Non-compete agreements			40,000
Accounts payable and accrued liabilities			(816,435)
Right of Use Liability			(100,640)
Working Capital Line of Credit			(1,161,892)
Total identifiable net assets			3,249,227
Goodwill			445,395
Fair market value of net assets acquired			$ 3,694,622